Expense Example - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2050 Fund	May 30, 2024 USD ($)
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	505
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C
Expense Example:
1 year	253
3 years	474
5 years	818
10 years	1,588
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A
Expense Example:
1 year	647
3 years	801
5 years	968
10 years	1,452
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M
Expense Example:
1 year	448
3 years	657
5 years	883
10 years	$ 1,532